Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2025
Selling and Marketing Expense [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 20 – SELLING AND MARKETING EXPENSES

Selling and marketing expenses as of December 31, 2025, 2024, and 2023 consisted of the following:

	2025	2024	2023
Employee compensation and benefits	$279,549	$265,546	$202,992
Travel and promotion	187,703	267,203	125,213
Shipping and handling	173,784	172,465	191,671
Insurance	5,593	-	12,233
Consulting fee	16,830	4,495	24,725
Inspection and certification fees	44,941	97,091	141,729
Entertainment	49,592	91,928	182,221
Office and miscellaneous	13,184	47,541	81,695
Total	$771,176	$946,269	$962,479